Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Research and development expenses	$ 7,036	$ 4,971	$ 14,416	$ 10,521
General and administrative expenses	1,376	845	3,128	1,757
Total operating expenses	8,412	5,816	17,544	12,278
Financial income, net	(16)	(290)	(243)	(689)
Net loss	$ 8,396	$ 5,526	$ 17,301	$ 11,589
Basic and diluted net loss per share	$ 0.33	$ 0.26	$ 0.72	$ 0.55
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share	25,083,914	21,153,166	24,099,132	21,152,003